Note 19 - Borrowings - Weighted Average Interest Rates of Borrowings (Details)	Dec. 31, 2017	Dec. 31, 2016
Weighted average [member]
Statement Line Items [Line Items]
Total borrowings, weighted average interest rates	3.73%	1.97%